Transactions with Related Parties, Vessel Acquisitions/ Disposals (Details) $ in Thousands			12 Months Ended
	Oct. 26, 2022 USD ($) Subsidiary Entity Agreement	Jan. 04, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 USD ($)	Dec. 21, 2023 USD ($)
$22.5 Million Term Loan Facility [Member]
Transactions with Related Parties [Abstract]
Face amount			$ 22,500		$ 22,500
M/V Magic Venus [Member]
Transactions with Related Parties [Abstract]
Sale price of vessel						$ 17,500
M/V Magic Callisto [Member]
Transactions with Related Parties [Abstract]
Purchase price of acquired vessel			$ 23,550	$ 23,550
Entity Beneficially Owned by Family Member of Petros Panagiotidis [Member]
Transactions with Related Parties [Abstract]
Number of wholly owned subsidiaries entering into agreements with related party | Subsidiary	2
Number of agreements entered into with related party | Agreement	2
Number of entities beneficially owned by related party | Entity	2
Entity Beneficially Owned by Family Member of Petros Panagiotidis [Member] | Tom S [Member]
Transactions with Related Parties [Abstract]
Purchase price of acquired vessel	$ 25,750
Entity Beneficially Owned by Family Member of Petros Panagiotidis [Member] | Jerry S [Member]
Transactions with Related Parties [Abstract]
Purchase price of acquired vessel	$ 25,000
Entity Beneficially Owned by Family Member of Petros Panagiotidis [Member] | M/V Magic Venus [Member]
Transactions with Related Parties [Abstract]
Sale price of vessel						$ 17,500
Entity Beneficially Owned by Family Member of Petros Panagiotidis [Member] | M/V Magic Callisto [Member]
Transactions with Related Parties [Abstract]
Purchase price of acquired vessel		$ 23,550